Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Issued capital [member] IFRS 17 [member]	Treasury shares [member]	Treasury shares [member] IFRS 17 [member]	Capital reserve [member]	Capital reserve [member] IFRS 17 [member]	Profit Reserves Legal [Member]	Profit Reserves Legal [Member] IFRS 17 [member]	Statutory reserve [member]	Statutory reserve [member] IFRS 17 [member]	Additional paid-in capital [member]	Additional paid-in capital [member] IFRS 17 [member]	Other Comprehensive Income One [Member]	Other Comprehensive Income One [Member] IFRS 17 [member]	Retained earnings [member]	Retained earnings [member] IFRS 17 [member]	Equity attributable to owners of parent [member]	Equity attributable to owners of parent [member] IFRS 17 [member]	Non-controlling interests [member]	Non-controlling interests [member] IFRS 17 [member]	Total	IFRS 17 [member]
Balance on December 31, 2023 at Dec. 31, 2021	R$ 83,100,000		R$ (666,702)		R$ 35,973		R$ 11,548,007		R$ 55,702,107		R$ 70,496		R$ (1,005,569)		R$ (227,173)		R$ 148,557,139		R$ 451,870		R$ 149,009,009
IfrsStatementLineItems [Line Items]
Net income															21,223,264		21,223,264		233,506		21,456,770
Financial assets at fair value through other comprehensive income													(2,139,315)				(2,139,315)				(2,139,315)
Foreign currency translation adjustment													(75,132)				(75,132)				(75,132)
Other													2,501,729		(136,215)		2,365,514				2,365,514
Comprehensive income/(loss)													287,282		21,087,049		21,374,331		233,506		21,607,837
Capital increase with reserves	4,000,000								(4,000,000)
Transfers to reserves							1,036,608		9,523,402						(10,560,010)
Cancellation of Treasury Shares			666,702						(666,702)
Acquisition of treasury shares			(224,377)														(224,377)				(224,377)
Interest on equity															(10,172,162)		(10,172,162)		(209,470)		(10,381,632)
Balance on December 31, 2024 at Dec. 31, 2022		R$ 87,100,000		R$ (224,377)		R$ 35,973		R$ 12,584,615		R$ 60,558,807		R$ 70,496		R$ (718,287)		R$ 127,704		R$ 159,534,931		R$ 475,906		R$ 160,010,837
IfrsStatementLineItems [Line Items]
Net income																					14,502,765
Financial assets at fair value through other comprehensive income														5,066,964				5,066,964				5,066,964
Foreign currency translation adjustment														11,915				11,915				11,915
Other														(1,200,819)		(22,551)		(1,223,370)				(1,223,370)
Comprehensive income/(loss)														3,878,060		14,228,778		18,106,838		251,436		18,358,274
Increase of non-controlling shareholders’ interest																				(23,183)		(23,183)
Transfers to reserves								756,090		3,054,908						(3,810,998)
Cancellation of Treasury Shares				224,377						(224,377)
Acquisition of treasury shares
Interest on equity																(11,310,804)		(11,310,804)		(21,000)		(11,331,804)
Net income																R$ 14,251,329		R$ 14,251,329		R$ 251,436		R$ 14,502,765
Balance on December 31, 2024 at Dec. 31, 2023	87,100,000				35,973		13,340,705		63,389,338		70,496		3,159,773		(765,320)		166,330,965		683,159		167,014,124
IfrsStatementLineItems [Line Items]
Net income															17,252,900		17,252,900		289,253		17,542,153
Financial assets at fair value through other comprehensive income													(6,264,858)				(6,264,858)				(6,264,858)
Foreign currency translation adjustment													417,975				417,975				417,975
Other													2,436,465		88,222		2,524,687				2,524,687
Comprehensive income/(loss)													(3,410,418)		17,341,122		13,930,704		289,253		14,219,957
Increase/decrease in the participation of non-controlling shareholders																			(4,002)		(4,002)
Transfers to reserves							954,273		6,847,887						(7,802,160)
Acquisition of treasury shares			(568,728)														(568,728)				(568,728)
Interest on equity															(11,283,288)		(11,283,288)		(435,571)		(11,718,859)
Balance on December 31, 2024 at Dec. 31, 2024	R$ 87,100,000		R$ (568,728)		R$ 35,973		R$ 14,294,978		R$ 70,237,225		R$ 70,496		R$ (250,645)		R$ (2,509,646)		R$ 168,409,653		R$ 532,839		R$ 168,942,492